Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Mar. 31, 2023	Sep. 30, 2022
CURRENT ASSETS
Cash		$ 12,954,516	$ 5,711,458
Short-term investments		13,314,902	13,148,594
Accounts receivable, net		17,519,268	15,183,890
Inventories, net		2,868,248	2,206,488
Advance to suppliers		207,719	16,701
Prepayment for acquisition		3,640,275	3,514,450
Prepaid expenses and other current assets		2,010,285	1,724,099
TOTAL CURRENT ASSETS		52,515,213	41,505,680
Property, plant and equipment, net		4,144,360	4,250,638
Prepayments made to a related party for purchase of property		2,329,776	2,249,248
Prepayments for construction in progress		9,660,198	9,326,296
Intangible assets, net		160,470	157,451
Investment in equity securities		728,055	702,890
Deferred tax assets		830,259	1,347,672
TOTAL NONCURRENT ASSETS		17,853,118	18,034,195
TOTAL ASSETS		70,368,331	59,539,875
CURRENT LIABILITIES
Short-term bank loans		4,077,108	3,936,184
Accounts payable		11,239,025	3,075,393
Taxes payable		325,389	167,350
Due to related parties		5,442,645	3,379,263
Accrued expenses and other current liabilities		2,157,493	2,539,362
TOTAL CURRENT LIABILITIES		23,241,660	13,097,552
COMMITMENTS AND CONTINGENCIES
Ordinary shares, $0.01875 par value, 166,666,666 shares authorized, 3,625,000 shares issued and outstanding as of March 31, 2023 and September 30, 2022	[1]	67,969	67,969
Additional paid in capital		29,279,159	29,279,159
Statutory reserve		2,439,535	2,439,535
Retained earnings		15,606,938	16,322,365
Accumulated other comprehensive loss		(266,930)	(1,666,705)
TOTAL SHAREHOLDERS’ EQUITY		47,126,671	46,442,323
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 70,368,331	$ 59,539,875

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.